Commitments and Contingencies (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 02, 2018	Nov. 27, 2019	Aug. 22, 2017	Dec. 31, 2011	Oct. 31, 2019	Jul. 31, 2019	Nov. 16, 2012	Sep. 30, 2019	Aug. 31, 2019	May 31, 2019	Apr. 30, 2019	Feb. 28, 2019	Jan. 24, 2019	Nov. 25, 2018	Oct. 26, 2018	Jul. 31, 2018
Commitments and Contingencies			The letter from AEXG counsel claimed that Generex’s acceptance of $3,000,000 in financing from Pharma Trials, LLC, in March 2017, violated the provisions of the MOU prohibiting Generex from seeking other financing, with certain exceptions, for a period of 60 days after execution of the MOU. AEXG has demanded at least $210,000 in cash and 84,000 warrants for Generex stock convertible at $2.50 per share, for attorney’s fees and costs.
Rental Payment, 2020					$ 39,879											$ 112,801
Rental payment, 2021					0											$ 39,879
Litigation awards for damages	$ 315,695
Litigation awards, exercisable shares	84,000
Exercise price	$ 2.50
Note amount						$ 446,600		$ 2,222,500	$ 1,150,000	$ 2,000,000	$ 1,060,000	$ 1,500,000	$ 530,000	$ 1,060,000	$ 682,000
Value of the warrants					65,613	232,283
Liquidated damages					220,000	220,000
Accrued Liquidated damages					285,613	452,283
Accrued claim					$ 2,752,235	$ 2,752,235
Alternative Execution Group [Member]
Memorandum of Understanding description	The petition includes a demand of $3,300,360 as the value of the Warrants. The arbitrator did not award the specific amount of $3.3 million, but only liquidated damages in the amount of $220,000 and the value of 84,000 warrants “as of today” (the date of the award) plus attorney’s fees, certain costs, prejudgment and post-judgment interest (which continues to run on a daily basis) and arbitration fees.
Olaregen
Intellectual property acquired		$ 650,000
Damages for Unpaid Invoices
Value of damages sought				$ 429,000
Lawsuit filing date				31-Dec-11
Name of Plaintiff				Vendor
Settlement of litigation							$ 125,000
Interest per annum, failure to pay settlement				3.00%
Fixed cost per annum, failure to pay settlement				$ 25,000
Breach of contract and detinue
Counterclaim proceeding				$ 200,000